Calvert
Core Bond Fund
December 31, 2021
Schedule of Investments (Unaudited)

Asset-Backed Securities — 11.9%

Security	Principal Amount (000's omitted)	Value
Aligned Data Centers Issuer, LLC, Series 2021-1A, Class A2, 1.937%, 8/15/46(1)	$175	$ 172,261
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	298	297,799
Cologix Data Centers US Issuer, LLC, Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	720	724,814
Conn's Receivables Funding, LLC, Series 2021-A, Class A, 1.05%, 5/15/26(1)	420	419,931
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	205	203,440
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	409	428,811
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class A, 1.76%, 4/15/49(1)	255	250,833
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	490	487,415
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	430	454,159
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	160	159,980
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	288	286,730
Series 2021-3, Class B, 0.76%, 2/26/29(1)	232	230,175
Mosaic Solar Loan Trust, Series 2021-1A, Class A, 1.51%, 12/20/46(1)	184	179,150
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	380	379,987
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	100	99,809
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	278	276,455
Series 2021-C, Class A, 2.18%, 10/8/31(1)	1,155	1,148,844
Pagaya AI Debt Selection Trust:
Series 2021-3, Class A, 1.15%, 5/15/29(1)	778	775,280
Series 2021-5, Class A, 1.53%, 8/15/29(1)	497	497,301
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	173	171,986
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	612	630,794
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49(1)	500	518,174
ServiceMaster Funding, LLC, Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	339	343,241
Sunnova Helios II Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	377	372,050
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	170	169,343
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	270	282,670
Security	Principal Amount (000's omitted)	Value
Theorem Funding Trust, Series 2021-1A, Class A, 1.21%, 12/15/27(1)	$406	$ 404,766
Vantage Data Centers Issuer, LLC, Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	140	139,778
Total Asset-Backed Securities (identified cost $10,438,544)		$ 10,505,976

Collateralized Mortgage Obligations — 1.4%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 1.80%, (30-day average SOFR + 1.75%), 3/25/31(1)(2)	$150	$ 150,708
Series 2021-2A, Class M1A, 1.25%, (30-day average SOFR + 1.20%), 6/25/31(1)(2)	357	356,457
Series 2021-3A, Class A2, 1.05%, (30-day average SOFR + 1.00%), 9/25/31(1)(2)	150	149,280
Eagle Re, Ltd., Series 2021-1, Class M1A, 1.75%, (30-day average SOFR + 1.70%), 10/25/33(1)(2)	244	244,545
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2021-DNA3, Class M1, 0.80%, (30-day average SOFR + 0.75%), 10/25/33(1)(2)	171	171,280
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(3)	200	198,867
Total Collateralized Mortgage Obligations (identified cost $1,273,935)		$ 1,271,137

Commercial Mortgage-Backed Securities — 4.7%

Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 1.026%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	$313	$ 313,210
Series 2021-VOLT, Class B, 1.059%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(2)	522	518,946
Series 2021-VOLT, Class C, 1.209%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(2)	246	243,617
Series 2021-VOLT, Class D, 1.759%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(2)	180	178,925
Extended Stay America Trust:
Series 2021-ESH, Class A, 1.19%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(2)	201	201,261
Series 2021-ESH, Class C, 1.81%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(2)	307	307,003
Federal National Mortgage Association, Series 2018-M13, Class A2, 3.709%, 9/25/30(3)	900	1,031,969

Calvert
Core Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 1.259%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(2)	$428	$ 428,593
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 0.81%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)(4)	191	191,042
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	410	420,604
VMC Finance, LLC, Series 2021-HT1, Class A, 1.753%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(2)	315	315,854
Total Commercial Mortgage-Backed Securities (identified cost $4,187,926)		$ 4,151,024

Corporate Bonds — 49.2%

Security	Principal Amount (000's omitted)	Value
Communications — 4.0%
AT&T, Inc.:
3.50%, 9/15/53	$300	$ 303,234
3.80%, 12/1/57	427	445,547
4.90%, 6/15/42	435	525,159
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	395	443,340
Comcast Corp.:
2.887%, 11/1/51(1)	576	558,605
4.25%, 1/15/33	305	357,409
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	219	250,885
SES S.A., 5.30%, 4/4/43(1)	130	149,263
T-Mobile USA, Inc.:
2.25%, 11/15/31(5)	227	220,517
2.55%, 2/15/31	126	125,467
2.625%, 4/15/26	197	198,242
		$3,577,668
Consumer, Cyclical — 1.9%
Aptiv PLC, 5.40%, 3/15/49	$665	$882,983
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	138	150,804
Home Depot, Inc. (The), 4.40%, 3/15/45	203	253,928
Hyatt Hotels Corp.:
1.30%, 10/1/23	94	94,032
1.80%, 10/1/24	39	39,041
Nordstrom, Inc.:
4.25%, 8/1/31(5)	76	74,786
5.00%, 1/15/44(5)	223	208,296
		$1,703,870
Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical — 3.4%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$304	$ 324,433
Block Financial, LLC, 3.875%, 8/15/30	247	264,566
Centene Corp., 4.625%, 12/15/29	279	301,373
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	220	207,644
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	190	200,734
CVS Health Corp., 4.30%, 3/25/28	136	152,742
CVS Pass-Through Trust, 6.036%, 12/10/28	171	195,493
Ford Foundation (The), 2.415%, 6/1/50	270	255,860
Kaiser Foundation Hospitals, 3.15%, 5/1/27	224	238,660
Merck & Co., Inc., 2.45%, 6/24/50	222	209,745
Pfizer, Inc., 2.625%, 4/1/30	160	168,745
Royalty Pharma PLC, 3.35%, 9/2/51	275	263,691
Smithfield Foods, Inc., 2.625%, 9/13/31(1)	183	177,257
		$2,960,943
Energy — 0.8%
TerraForm Power Operating, LLC, 4.75%, 1/15/30(1)	$717	$752,764
		$752,764
Financial — 22.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25	$302	$345,348
Affiliated Managers Group, Inc., 3.30%, 6/15/30	393	416,255
Agree, L.P., 2.00%, 6/15/28	94	92,160
Air Lease Corp., 2.875%, 1/15/26	349	360,317
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	300	291,234
Aon Corp., 2.80%, 5/15/30	209	215,635
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(6)	316	324,016
Banco de Chile, 2.99%, 12/9/31(1)	200	197,477
Banco Santander S.A., 1.722% to 9/14/26, 9/14/27(6)	200	196,474
Bank of America Corp.:
1.53% to 12/6/24, 12/6/25(6)	420	420,955
1.734% to 7/22/26, 7/22/27(6)	214	212,559
2.087% to 6/14/28, 6/14/29(6)	215	213,652
2.299% to 7/21/31, 7/21/32(6)	350	344,497
2.572% to 10/20/31, 10/20/32(6)	252	253,394
3.824% to 1/20/27, 1/20/28(6)	2,025	2,194,340
BankUnited, Inc., 5.125%, 6/11/30	111	126,561
Boston Properties, L.P., 2.45%, 10/1/33	483	468,355
Brookfield Finance, Inc., 4.70%, 9/20/47	385	473,992
Capital One Financial Corp., 4.20%, 10/29/25	300	327,079
CI Financial Corp.:
3.20%, 12/17/30	239	245,507
4.10%, 6/15/51	122	132,526

Calvert
Core Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Citigroup, Inc.:
1.281% to 11/3/24, 11/3/25(6)	$73	$ 72,849
3.668% to 7/24/27, 7/24/28(6)	211	227,745
4.00% to 12/10/25(6)(7)	415	419,150
4.125%, 7/25/28	270	296,572
4.65%, 7/23/48	210	270,294
5.316% to 3/26/40, 3/26/41(6)	400	529,629
Corporate Office Properties L.P., 2.90%, 12/1/33	142	138,982
Discover Bank, 4.682% to 8/9/23, 8/9/28(6)	446	466,278
Extra Space Storage, L.P., 2.55%, 6/1/31	180	177,342
Goldman Sachs Group, Inc. (The):
1.948% to 10/21/26, 10/21/27(6)	288	286,864
2.65% to 10/21/31, 10/21/32(6)	473	476,434
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%, 6/15/26(1)	254	256,880
HSBC Holdings PLC, 2.251% to 11/22/26, 11/22/27(6)	303	303,809
Iron Mountain, Inc., 4.50%, 2/15/31(1)	310	313,875
JPMorgan Chase & Co.:
0.63%, (SOFR + 0.58%), 3/16/24(2)	127	127,280
1.47% to 9/22/26, 9/22/27(6)	328	321,660
2.522% to 4/22/30, 4/22/31(6)	450	455,317
2.739% to 10/15/29, 10/15/30(6)	219	225,246
2.956% to 5/13/30, 5/13/31(6)	225	233,206
4.493% to 3/24/30, 3/24/31(6)	300	347,511
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	450	484,520
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(6)	246	242,812
3.624%, 6/3/30(1)	334	348,873
Nationwide Building Society, 4.125% to 10/18/27, 10/18/32(1)(6)	600	640,166
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	600	616,430
Primerica, Inc., 2.80%, 11/19/31	134	135,595
Principal Financial Group, Inc., 4.625%, 9/15/42	296	370,326
Radian Group, Inc., 4.875%, 3/15/27	295	316,849
Sabra Health Care, L.P., 3.20%, 12/1/31(5)	235	229,908
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(6)	200	198,443
1.456% to 1/14/26, 1/14/27(1)(6)	243	235,552
1.822% to 11/23/24, 11/23/25(1)(6)	200	199,886
Stewart Information Services Corp., 3.60%, 11/15/31	204	206,785
Stifel Financial Corp., 4.00%, 5/15/30	235	257,992
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(6)	373	388,813
Truist Financial Corp.:
1.267% to 3/2/26, 3/2/27(6)	111	108,963
5.10% to 3/1/30(6)(7)	232	259,840
UBS AG, 1.25%, 6/1/26(1)	236	230,745
Security	Principal Amount (000's omitted)	Value
Financial (continued)
UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(6)	$295	$ 285,789
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(6)	140	138,547
		$ 19,696,090
Government - Multinational — 6.1%
Asian Development Bank, 3.125%, 9/26/28	$291	$ 325,878
European Bank for Reconstruction & Development, 1.50%, 2/13/25	305	308,908
European Investment Bank:
1.625%, 5/13/31	585	589,294
2.375%, 5/24/27	860	903,605
2.875%, 6/13/25(1)	1,942	2,057,003
Inter-American Development Bank, 0.875%, 4/3/25	241	239,272
International Bank for Reconstruction & Development, 3.125%, 11/20/25	861	921,944
		$5,345,904
Government - Regional — 0.7%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	$600	$591,598
		$591,598
Industrial — 1.9%
FedEx Corp., 4.55%, 4/1/46	$425	$510,543
Jabil, Inc., 3.60%, 1/15/30	254	273,725
Owens Corning, 3.95%, 8/15/29	461	505,567
Valmont Industries, Inc., 5.00%, 10/1/44	319	395,247
		$1,685,082
Technology — 2.6%
Apple, Inc., 3.45%, 2/9/45	$350	$391,519
DXC Technology Co., 2.375%, 9/15/28	192	187,840
Kyndryl Holdings, Inc.:
2.05%, 10/15/26(1)	237	230,897
2.70%, 10/15/28(1)	460	445,544
Microsoft Corp., 2.525%, 6/1/50	266	260,148
Oracle Corp., 4.125%, 5/15/45	220	232,643
Seagate HDD Cayman, 5.75%, 12/1/34(5)	316	364,639
Western Digital Corp., 4.75%, 2/15/26	158	172,971
		$2,286,201
Utilities — 5.5%
AES Corp. (The), 2.45%, 1/15/31	$386	$376,482
American Water Capital Corp.:
2.30%, 6/1/31	495	495,516
3.75%, 9/1/47	475	531,076

Calvert
Core Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Utilities (continued)
Avangrid, Inc., 3.80%, 6/1/29	$422	$ 459,263
Consolidated Edison Co. of New York, Inc.:
3.35%, 4/1/30	257	276,685
4.00%, 11/15/57	420	477,413
Enel Finance International NV, 1.375%, 7/12/26(1)	201	195,941
MidAmerican Energy Co., 4.25%, 7/15/49	539	666,763
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	219	216,859
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	620	670,220
Northern States Power Co., 2.60%, 6/1/51	317	303,314
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)	225	230,096
		$4,899,628
Total Corporate Bonds (identified cost $41,627,144)		$43,499,748

High Social Impact Investments — 0.3%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(8)(9)	$250	$ 244,765
Total High Social Impact Investments (identified cost $250,000)		$ 244,765

Preferred Stocks — 0.5%

Security	Shares	Value
Wireless Telecommunication Services — 0.5%
United States Cellular Corp., 5.50%	17,775	$ 469,260
Total Preferred Stocks (identified cost $444,375)		$ 469,260

Sovereign Government Bonds — 1.4%

Security	Principal Amount (000's omitted)	Value
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	$570	$ 562,273
1.75%, 9/14/29	635	646,410
Total Sovereign Government Bonds (identified cost $1,206,412)		$ 1,208,683

Taxable Municipal Obligations — 4.9%

Security	Principal Amount (000's omitted)	Value
General Obligations — 1.6%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$1,300	$ 1,426,646
		$ 1,426,646
Special Tax Revenue — 0.3%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.984%, 6/1/33	$155	$ 161,902
3.034%, 6/1/34	110	114,676
		$ 276,578
Water and Sewer — 3.0%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$555	$836,313
San Diego County Water Authority, CA, Green Bonds, 1.951%, 5/1/34	185	180,630
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	1,530	1,582,938
		$2,599,881
Total Taxable Municipal Obligations (identified cost $3,929,325)		$4,303,105

U.S. Government Agencies and Instrumentalities — 0.5%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$145	$ 159,747
3.485%, 8/1/35	85	95,095
3.585%, 8/1/37	150	169,865
Total U.S. Government Agencies and Instrumentalities (identified cost $414,856)		$ 424,707

U.S. Government Agency Mortgage-Backed Securities — 16.7%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., 3.00%, 4/1/51	$304	$ 315,629
Federal National Mortgage Association:
2.00%, 30-Year, TBA(10)	1,064	1,061,606
2.50%, 30-Year, TBA(10)	5,577	5,695,514
3.00%, 30-Year, TBA(10)	6,400	6,633,750
Pool #FM6803, 2.00%, 4/1/51	198	199,584
Pool #FM7023, 3.00%, 7/1/49	201	208,528

Calvert
Core Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association II:
Pool #CB2653, 2.50%, 3/20/51	$271	$ 278,476
Pool #CB8629, 2.50%, 4/20/51	381	394,114
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $14,786,498)		$ 14,787,201

U.S. Treasury Obligations — 22.8%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.875%, 2/15/41	$780	$ 772,291
2.00%, 2/15/50	355	360,727
2.00%, 8/15/51	150	152,953
U.S. Treasury Notes:
0.125%, 12/31/22	3,587	3,576,406
0.125%, 1/31/23	2,948	2,938,469
0.375%, 10/31/23	3,400	3,380,477
0.375%, 11/30/25	4,485	4,349,245
0.375%, 12/31/25	1,317	1,276,770
0.375%, 9/30/27	67	63,433
0.75%, 8/31/26	196	191,628
1.00%, 7/31/28	266	259,028
1.125%, 2/29/28	1,068	1,052,731
1.25%, 3/31/28	476	471,872
1.25%, 4/30/28	65	64,424
1.25%, 6/30/28	375	371,250
1.25%, 8/15/31	235	229,823
1.375%, 10/31/28	590	587,787
Total U.S. Treasury Obligations (identified cost $20,289,996)		$20,099,314

Short-Term Investments — 2.0%
Affiliated Fund — 1.0%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.06%(11)	839,557	$ 839,557
Total Affiliated Fund (identified cost $839,557)		$ 839,557
Securities Lending Collateral — 1.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(12)	892,580	$ 892,580
Total Securities Lending Collateral (identified cost $892,580)		$ 892,580
Total Short-Term Investments (identified cost $1,732,137)		$ 1,732,137
Total Investments — 116.3% (identified cost $100,581,148)		$102,697,057
Other Assets, Less Liabilities — (16.3)%		$(14,371,630)
Net Assets — 100.0%		$ 88,325,427

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $25,640,512 or 29.0% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2021.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2021.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate.
(5)	All or a portion of this security was on loan at December 31, 2021. The aggregate market value of securities on loan at December 31, 2021 was $1,083,892 and the total market value of the collateral received by the Fund was $1,118,765, comprised of cash of $892,580 and U.S. government and/or agencies securities of $226,185.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	May be deemed to be an affiliated company.
(9)	Restricted security. Total market value of restricted securities amounts to $244,765, which represents 0.3% of the net assets of the Fund as of December 31, 2021.

Calvert
Core Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

(10)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(11)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.
(12)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	47	Long	3/31/22	$10,254,078	$(3,422)
U.S. 10-Year Treasury Note	3	Long	3/22/22	391,406	3,815
U.S. 5-Year Treasury Note	(2)	Short	3/31/22	(241,953)	(987)
U.S. Long Treasury Bond	(6)	Short	3/22/22	(962,625)	(10,136)
U.S. Ultra 10-Year Treasury Note	(58)	Short	3/22/22	(8,493,375)	(119,354)
U.S. Ultra-Long Treasury Bond	(3)	Short	3/22/22	(591,375)	3,744
					$(126,340)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$250,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
At December 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended December 31, 2021, the Fund used futures contracts to hedge interest rate risk and to manage duration.
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At December 31, 2021, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated issuers and funds was $1,275,364, which represents 1.4% of the Fund's net assets. Transactions in the Notes and affiliated issuers and funds by the Fund for the fiscal year to date ended December 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 0.81%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$191,061	$ —	$ —	$ —	$ (14)	$ 191,042	$ 382	$191,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	245,707	—	—	—	(942)	244,765	937	250,000

Calvert
Core Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ 661,732	$ 8,208,434	$(8,030,669)	$ 126	$ (66)	$ 839,557	$ 76	839,557
Totals				$ 126	$(1,022)	$1,275,364	$1,395

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$10,505,976	$ —	$10,505,976
Collateralized Mortgage Obligations	—	1,271,137	—	1,271,137
Commercial Mortgage-Backed Securities	—	4,151,024	—	4,151,024
Corporate Bonds	—	43,499,748	—	43,499,748
High Social Impact Investments	—	244,765	—	244,765
Preferred Stocks	469,260	—	—	469,260
Sovereign Government Bonds	—	1,208,683	—	1,208,683
Taxable Municipal Obligations	—	4,303,105	—	4,303,105
U.S. Government Agencies and Instrumentalities	—	424,707	—	424,707
U.S. Government Agency Mortgage-Backed Securities	—	14,787,201	—	14,787,201
U.S. Treasury Obligations	—	20,099,314	—	20,099,314
Short-Term Investments:
Affiliated Fund	—	839,557	—	839,557
Securities Lending Collateral	892,580	—	—	892,580
Total Investments	$1,361,840	$101,335,217	$ —	$102,697,057
Futures Contracts	$7,559	$ —	$ —	$7,559
Total	$1,369,399	$101,335,217	$ —	$102,704,616
Liability Description
Futures Contracts	$(133,899)	$ —	$ —	$(133,899)
Total	$(133,899)	$ —	$ —	$(133,899)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.